Fresh Start Accounting - Changes in accrued expenses (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Fresh-Start Adjustment [Line Items]
Net change in accrued expenses	$ 11,264
Accrual Of Professional Fees
Fresh-Start Adjustment [Line Items]
Net change in accrued expenses	9,450
Accrual Of Equity Issuance Costs
Fresh-Start Adjustment [Line Items]
Net change in accrued expenses	6,580
Accrual Of Other Fees
Fresh-Start Adjustment [Line Items]
Net change in accrued expenses	1,593
Payment Of Professional Fees
Fresh-Start Adjustment [Line Items]
Net change in accrued expenses	(6,342)
Reduction In Net Income Taxes Implementation Of The Plan
Fresh-Start Adjustment [Line Items]
Net change in accrued expenses	$ (17)